Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
2022		€ 34,827
2023	€ 92,581	3,220
2024	14,851	5,500
2025	12,741	4,170
2026	9,460	3,870
2027	7,780	0
More than five years	7,438	3,571
Total	€ 144,851	€ 55,158